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							  File Number:333-114423
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933

                                                                  April 5, 2013

                         PIONEER SHORT TERM INCOME FUND

           SUPPLEMENT TO THE DECEMBER 31, 2012 PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME

MANAGEMENT FEE

Effective July 1, 2013, the fund's management fee will be reduced from 0.40% of the fund's average daily net assets to 0.35% on the first $1 billion of assets and 0.30% on assets over $1 billion.

CLASS A SHARES

Effective April 18, 2013, the contingent deferred sales charge (CDSC) applicable to Class A shares purchased without a sales charge will be reduced from 1.00% to 0.50% for shares purchased on or after April 18, 2013.

Effective July 1, 2013, the fund is making the following changes relating to Class A shares:

    o The distribution and service (12b-1) fee will be lowered to 0.20% from 0.25%.

    o Pioneer has contractually agreed to limit the ordinary operating expenses to the extent required to reduce fund expenses to 0.85% from 0.90% of the average daily net assets attributable to Class A shares. The expense limit will be in effect through January 1, 2015.

CLASS C SHARES

Effective July 1, 2013, the fund is making the following changes relating to Class C shares:

    o   No commission will be paid at the time of sale.

    o The 1% contingent deferred sales charge (CDSC) will be eliminated for shares purchased on or after July 1, 2013.

    o The distribution and service (12b-1) fee will be lowered to 0.50% from 1.00%.

    o Pioneer has contractually agreed to limit the ordinary operating expenses to the extent required to reduce the fund expenses to 1.15% from 1.80% of the average daily net assets attributable to Class C Shares. The expense limit will be in effect through January 1, 2015.

                                                                   26533-00-0413
                                        (C) 2013 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC